Income taxes	6 Months Ended
Sep. 30, 2017
Income taxes
Income taxes

12. Income taxes:

For the six months ended September 30, 2016, the difference between the effective statutory tax rate of 31% and the effective tax rate of 24.6% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2016, the difference between the effective statutory tax rate of 31% and the effective tax rate of 24.1% was mainly due to decrease in valuation allowance of foreign subsidiaries, whereas non-deductible expenses increased the effective tax rate.

For the six months ended September 30, 2017, the difference between the effective statutory tax rate of 31% and the effective tax rate of 30.4% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.

For the three months ended September 30, 2017, the difference between the effective statutory tax rate of 31% and the effective tax rate of 35.4% was mainly due to non-taxable revenue whereas non-deductible expenses increased the effective tax rate.